Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 3,061,110	$ 3,443,569
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	287,543	271,024
Provision for loan losses	242,445	211,863
(Gain) loss on the sale of foreclosed assets	21,523	(39,610)
Write-downs on foreclosed assets	17,065	0
Gain on the sale of government guaranteed loans	0	(127,362)
Loss on the sale of investments	8,993	1,670
Gain on disposal of property and equipment	(100)	(3,867)
Deferred income taxes	72,172	(186,258)
Amortization of premiums on securities, net of accretion of discounts	(708)	27
Changes in assets and liabilities:
Accrued interest and other income	(86,483)	(31,639)
Increase in cash surrender value of life insurance	(149,157)	(160,751)
Life insurance proceeds	1,001,320	0
Other assets	(41,623)	(641,098)
Accrued interest payable	(18,629)	(13,297)
Other liabilities	59,417	340,095
Net cash provided by operating activities	4,474,888	3,064,366
Cash flows from investing activities
Net (increase) decrease in interest-bearing deposits with banks	4,394,654	(2,964,274)
Net (increase) decrease in federal funds sold	(5,025)	98,865
Purchases of investment securities	(3,370,410)	(2,150,382)
Maturities of investment securities	2,005,340	2,256,480
Purchases of restricted equity securities	(11,390)	(310)
Redemption of restricted equity securities	231,900	59,000
Net increase in loans	(9,092,112)	(10,126,482)
Proceeds from the sale of investment securities	353,231	131,403
Proceeds from the sale of foreclosed assets	351,625	160,523
Proceeds from sale of property and equipment	100	5,575
Purchases of property and equipment	(1,252,020)	(201,106)
Net cash used in investing activities	(6,394,107)	(12,730,708)
Cash flows from financing activities
Net increase in deposits	6,021,380	10,865,620
Maturities of long-term debt	(3,500,000)	(1,500,000)
Dividends paid on preferred stock	(183,423)	(183,423)
Dividends paid on common stock	(780,926)	(744,026)
Common stock options exercised	0	40,327
Net cash provided by financing activities	1,557,031	8,478,498
Net decrease in cash and due from banks	(362,188)	(1,187,844)
Cash and due from banks, beginning	6,236,749	7,424,593
Cash and due from banks, ending	5,874,561	6,236,749
Supplemental disclosures
Interest paid	1,153,630	1,362,863
Income taxes paid	1,681,479	2,009,722
Loans transferred to foreclosed properties	493,844	401,734
Cash dividends declared but not paid	1,004,642	827,159
Change in unrealized losses on investment securities available for sale, net	$ (18,962)	$ 33,481